Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Financial Position Shows the Following Amounts Relating to Leases	The statement of financial position shows the following amounts relating to leases:
	Years Ended June 30,
Right-of-use assets	2024	2023	2022
Right-of-use assets	154,729	207,087	115,971
Lease liabilities
Current	107,131	107,177	57,632
Non-current	51,914	103,207	59,857
	159,045	210,384	117,489

Schedule of Profit or Loss Shows the Following Amounts Relating to Leases	The statement of profit or loss shows the following amounts relating to leases:
	Years Ended June 30,
	2024	2023	2022
Depreciation of right-of-use assets	112,185	64,409	36,366
Interest expense	7,217	4,565	2,285
Expenses relating to short-term leases (included in general and administration expenses)	(9,674)	68,634	79,309
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	-